SUBSIDIARIES - Schedule Of Summarized Financial Information Before Intra-Group Eliminations (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Disclosure of subsidiaries [line items]
Non-controlling interests	$ (161,645)	$ (167,564)	$ (161,645)	$ (167,564)	$ (165,383)
Revenue	18,083	23,050	36,027	45,957
Net income (loss) attributable to:
Non-controlling interests	783	(328)	925	89
Shareholders	272	43	345	145
Net income	1,055	(285)	1,270	234
Other comprehensive income (loss) attributable to:
Non-controlling interests	836	(969)	1,751	(1,560)
Shareholders	683	463	845	(68)
Other comprehensive income (loss)	1,519	(506)	2,596	(1,628)
Non-controlling interests
Disclosure of subsidiaries [line items]
Non-controlling interests	(115,049)	(122,229)	(115,049)	(122,229)	$ (119,406)
Net income (loss) attributable to:
Non-controlling interests	783	(328)	925	89
Other comprehensive income (loss) attributable to:
Non-controlling interests	$ 836	$ (969)	$ 1,751	$ (1,560)